Organization	9 Months Ended
Sep. 30, 2023
Going Concern [Abstract]
ORGANIZATION

Note 1 - ORGANIZATION

Cordyceps Sunshine Biotech Holdings Co., Ltd. (“Cordyceps Sunshine Cayman”) was incorporated on May 4, 2020 under the laws of the Cayman Islands. On June 5, 2020, Cordyceps Sunshine Cayman established a wholly owned subsidiary, Cordyceps Sunshine Biotec Co., Ltd (“Cordyceps Sunshine HK”) in Hongkong. On June 5, 2020, Cordyceps Sunshine HK established a wholly owned subsidiary, Chengdu Skyherb Biotechnology Co., Ltd (“Chengdu Skyherb” or “Cordyceps Sunshine WFOE”) in the People’s Republic of China (“PRC”). On November 3, 2021, Cordyceps Sunshine Cayman established a branch (“Cordyceps Sunshine Taiwan Branch”) in Taiwan, Republic of China.

On September 28, 2023, Cordyceps Sunshine Cayman sold all of the equity interest in Cordyceps Sunshine HK and its subsidiary, Chengdu Skyherb, to two individual persons, with a total consideration of $1,152,328.5(RMB8,411,156.95).

On August 17, 2023, Cordyceps Sunshine Cayman established a wholly owned subsidiary, Taiwanofungus Biotech Company Limitd (“Taiwanofungus Company”) in Hongkong.

Cordyceps Sunshine Cayman, its Taiwan branch, and its wholly owned subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The Company focus on cultivating and sales of cordyceps.